Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Schedule of financial instruments
	December 31, 2017	December 31, 2016
Cash and cash equivalents	$7,696,699	$4,224,237
Transaction monetary assets held for clients	12,522,240	885,964
Mark to market assets for open trading positions	241,336	40,720
Accounts receivable, net	411,070	1,700,318
Prepaid expenses and other current assets	498,736	304,495
Deposits payable	12,522,240	885,964
Mark to market liabilities for open trading positions	106,502	20,604
Other financial liabilities(i)	$2,637,032	$1,446,872

(i)	Accounts payable, accrued expenses and other current liabilities, advance from customers, and income tax payable.

Schedule of financial assets and liabilities carried at fair value on a recurring basis

The financial assets and liabilities carried at fair value on a recurring basis at December 31, 2017 are as follows:

	Level 1	Level 2	Level 3	Total
Financial Assets
Cash and cash equivalents	$7,696,699	$-	$-	$7,696,699
Transaction monetary assets held for clients	12,522,240	-	-	12,522,240
Mark to market assets for open trading positions	241,336	-	-	241,336
Total Financial Assets	$20,460,275	$-	$-	$20,460,275
Financial Liabilities
Deposits payable	$12,522,240	$-	$-	$12,522,240
Mark to market liabilities for open trading positions	106,502	-	-	106,502
Total Financial Liabilities	$12,628,742	$-	$-	$12,628,742

The financial assets and liabilities carried at fair value on a recurring basis at December 31, 2016 are as follows:

	Level 1	Level 2	Level 3	Total
Financial Assets
Cash and cash equivalents	$4,224,237	$-	$-	$4,224,237
Transaction monetary assets held for clients	885,964	-	-	885,964
Mark to market assets for open trading positions	40,720	-	-	40,720
Total Financial Assets	$5,150,921	$-	$-	$5,150,921
Financial Liabilities
Deposits payable	885,964	-	-	885,964
Mark to market liabilities for open trading positions	20,604	-	-	20,604
Total Financial Liabilities	$906,568	$-	$-	$906,568

Schedule of financial assets past due
	Less than 90 days	90 days to 1 year	Over 1 year	Carrying Value
Accounts receivable, net	$411,070	$-	$-	$411,070